Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Summary of subsidiaries with non-controlling interests	The non-controlling interest portion of the income statement and statement of cash flow amounts for Hellas prior to the acquisition in 2020 are presented in the table below.

	December 31, 2021	December 31, 2020
	Deva	Hellas	Deva
NCI percentage	19.5%	0% (1)	19.5%

Current assets	$2,638	$—	$3,178
Non-current assets	422,789	—	412,251
Current liabilities	(209)	—	(235)
Non-current liabilities	(178,984)	—	(322,454)
Net assets	$246,234	$—	$92,740

Carrying amount of NCI	$67,294	$—	$37,520

Cash flows used in operating activities	$(3,683)	$(6,535)	$(3,750)
Cash flows generated from (used in) investing activities	—	(16,708)	10
Cash flows generated from financing activities	2,917	18,927	4,754
Net (decrease) increase in cash and cash equivalents	$(766)	$(4,316)	$1,014

Revenue	$—	$65,781	$—
Net earnings (loss) and comprehensive income (loss)	9,297	(33,824)	(27,604)
Net earnings (loss) allocated to NCI	1,813	(1,691)	(5,383)
(1)The Company purchased the remaining 5% non-controlling interest in Hellas on May 11, 2020.